LOANS AND ADVANCES TO CUSTOMERS, NET (Tables)	12 Months Ended
Dec. 31, 2025
LOANS AND ADVANCES TO CUSTOMERS, NET
Schedule of loans and financial leasing operating portfolio
The following is the composition of the loans and financial leasing operations portfolio, net as of December 31, 2025 and 2024:

Composition	December 31, 2025(1)	December 31, 2024
In millions of COP
Commercial	139,627,922	153,252,811
Consumer	52,753,546	55,815,683
Mortgage	34,416,372	41,741,601
Financial Leases(2)	28,493,129	27,291,604
Small Business Loans	1,063,012	1,352,209
Total gross loans and advances to customers(3)	256,353,981	279,453,908
Total allowance	(13,253,946)	(16,179,738)
Total Net loans and advances to customers	243,100,035	263,274,170
(1)The accumulated value as of December 31, 2025, includes the effects of Banistmo S.A.'s classification as asset held for sale since December 18, 2025, which had a loan portfolio of COP 28,853,418 and a provision for loan portfolio impairment of COP 1,420,269 that were reclassified to Assets related to investments in subsidiaries held for sale. For more information see Note 1. Reporting Entity, Note 2.D.12 Material Accounting Policies - Assets held for sale and discontinued operations and Note 31. Discontinued Operation.
(2)See note 11.1 Lessor.
(3)The decrease is mainly due to the effects of Banistmo S.A.'s classification as asset held for sale, offset by growth in Bancolombia S.A., due to higher disbursements made during 2025, as a result of quotas offered with rate benefits and improved dynamics following the reactivation of national government subsidies. Additionally, as of December 31, 2025, the Colombian peso devalued -14.79% against the US dollar, compared to December 31, 2024, which impacts the balances of the foreign subsidiaries.

Schedule of the changes in the allowance for loans and advances and lease losses
The following table sets forth the changes in the allowance for loans and advances and lease losses as of December 31, 2025, 2024 and 2023:
As of December 31, 2025

Concept	Commercial	Consumer	Mortgage	Financial Leases	Small business loans	Total(1)
In millions of COP
Balance at beginning of period January 1, 2025	7,259,230	6,497,777	1,235,177	1,088,272	99,282	16,179,738
Reclassification to assets held for sale(1)	(970,777)	(602,849)	(286,628)	(27,989)	(20,782)	(1,909,025)
Loan sales(2)	(336,124)	-	-	-	-	(336,124)
Recovery of charged - off loans	151,997	480,508	28,136	94,838	933	756,412
Credit impairment charges on loans, advances and financial leases, net(3)	1,045,454	3,149,937	41,122	111,744	89,175	4,437,432
Adjusted stage 3(4)	264,306	426,468	47,037	65,415	5,744	808,970
Charge-offs(5)	(1,334,284)	(4,613,577)	(77,397)	(262,636)	(52,853)	(6,340,747)
Translation adjustment(6)	(122,338)	(207,501)	(9,756)	(2,852)	(263)	(342,710)
Balance at December 31, 2025	5,957,464	5,130,763	977,691	1,066,792	121,236	13,253,946
(1)The accumulated value as of December 31, 2025, includes the effects of Banistmo S.A.'s classification as asset held for sale since December 18, 2025. The net effect of COP (1,909,025) corresponds to the opening balance as of January 1, 2025. The movements recorded in the period correspond to: impairment recognized in results in COP (183,462), charges-offs of COP (498,977), recovery of charged-off loans of COP (109,942), translation adjustment and others of
COP (283,166), for a total loan portfolio provision of COP (1,420,269). For more information see Note 1. Reporting Entity, Note 2.D.12 Material Accounting Policies - Assets held for sale and discontinued operations and Note 31. Discontinued Operation.
(2)Corresponds to the release of loan allowances related to portfolio sales.
(3)The loss allowance for 2025 decreases by 18% compared to the previous year; this reduction is due to the strong performance across all portfolios.
(4)Recognized as a reduction to Interest Income on loans and financial leases in Consolidated Statement of Income, in accordance with IFRS 9.
(5)This amount is still subject to enforcement activity.
(6)The variation is due to the decrease in the market representative rate from COP 4,409.15 in December 2024 to COP 3,757.08 in December 2025.

As of December 31, 2024

Concept	Commercial	Consumer	Mortgage	Financial Leases	Small business loans	Total
In millions of COP
Balance at beginning of period January 1, 2024	6,290,266	7,717,038	1,023,206	1,024,575	168,018	16,223,103
Loan sales(1)	(178,128)	-	-	-	-	(178,128)
Recovery of charged - off loans	85,858	637,131	48,029	150,466	4,784	926,268
Credit impairment charges on loans, advances and financial leases, net(2)(3)	1,462,622	3,660,321	215,240	62,708	12,761	5,413,652
Adjusted stage 3(4)	331,332	579,861	41,563	72,432	9,010	1,034,198
Charge-offs(5)	(977,743)	(6,406,521)	(143,885)	(228,639)	(99,124)	(7,855,912)
Translation adjustment(6)	245,023	309,947	51,024	6,730	3,833	616,557
Balance at December 31, 2024	7,259,230	6,497,777	1,235,177	1,088,272	99,282	16,179,738
(1)Corresponds to the release of loan allowances related to portfolio sales.
(2)The credit impairment charges decreased by 27.45% compared to the previous year. This decrease is primarily due an improvement in the consumer portfolio resulting from lending and collection actions that Cibest Corporate Group initiated in 2023, which had positive effects in 2024. Additionally, there has been a positive effect of the macroeconomic variables in the expected credit losses models.
(3)The net provision for impairment of the loan portfolio and finance lease operations differs from the COP 4,964,893 reported in the consolidated income statement due to Banistmo S.A.'s net loan portfolio provision expense of COP 448,759, classified as a discontinued operation in 2025. For more information, see Note 31. Discontinued operation.
(4)Recognized as a reduction to Interest Income on loans and financial leases in Consolidated Statement of Income, in accordance with IFRS 9.
(5)This amount is still subject to enforcement activity.
(6)The variation is due to the increase in the market representative rate from COP 3,822.05 in December 2023 to COP 4,409.15 in December 2024.
As of December 31, 2023

Concept	Commercial	Consumer	Mortgage	Financial Leases	Small business loans	Total
In millions of COP
Balance at beginning of period January 1, 2023	7,270,305	6,047,135	1,024,091	1,013,074	125,035	15,479,640
Loan sales(1)	(829,547)	-	-	-	-	(829,547)
Recovery of charged - off loans	93,251	548,655	64,573	61,749	2,706	770,934
Credit impairment charges on loans, advances and financial leases, net(2)	756,174	6,313,453	104,417	167,904	119,531	7,461,479
Adjusted stage 3(3)	427,283	509,668	33,465	67,288	11,201	1,048,905
Charge-offs(4)	(970,685)	(5,261,966)	(128,532)	(277,904)	(81,276)	(6,720,363)
Translation adjustment(5)	(456,515)	(439,907)	(74,808)	(7,536)	(9,179)	(987,945)
Balance at December 31, 2023	6,290,266	7,717,038	1,023,206	1,024,575	168,018	16,223,103
(1)Corresponds to the release of loan allowances related to portfolio sales.
(2)The net provision for impairment of the loan portfolio and finance lease operations differs from the COP 7,210,390 reported in the consolidated income statement due to Banistmo S.A.'s net loan portfolio provision expense of COP 251,089, classified as a discontinued operation in 2025. For more information, see Note 31. Discontinued operation.
(3)Recognized as a reduction to Interest Income on loans and financial leases in Consolidated Statement of Income, in accordance with IFRS 9.
(4)This amount is still subject to enforcement activity.
(5)The variation is due to the decrease in the market representative rate from COP 4,810.20 in December 2022 to COP 3,822.05 in December 2023.

Schedule of changes in the contractual cash flows of the loan portfolio that did not result in derecognition
The following table presents information about the nature and effects of changes in the contractual cash flows of the loan portfolio that did not result in derecognition and the effect of these changes on the measurement of expected credit losses.

Changes in the contractual cash flows of the loan portfolio that did not result in derecognition
In millions of COP
	December 31, 2025	December 31, 2024
Loan portfolio modified during the period
Amortized cost before modification	6,383,018	7,563,621
Net gain or loss on changes	(194,997)	(560,552)
Loan portfolio modified since initial recognition
Gross carrying value of the previously modified loan portfolio for which the allowance for losses has been changed from the asset's life to the expected credit losses for 12 months.	355,652	325,028

Schedule of Stage 3 loans and advances according to their type of evaluation
The table below shows loans and advances according to their type of evaluation for the periods ending December 31, 2025 and 2024:

December 31, 2025
In millions of COP
Evaluation	Stage 1		Stage 2		Stage 3		Total
	Gross	Allowance	Gross	Allowance	Gross	Allowance	Gross	Allowance
Collectively evaluated	230,529,201	2,009,090	13,291,069	2,277,512	8,194,278	6,027,390	252,014,548	10,313,992
Individually evaluated	-	-	-	-	4,339,433	2,939,954	4,339,433	2,939,954
Total	230,529,201	2,009,090	13,291,069	2,277,512	12,533,711	8,967,344	256,353,981	13,253,946

December 31, 2024
In millions of COP
Evaluation	Stage 1		Stage 2		Stage 3		Total
	Gross	Allowance	Gross	Allowance	Gross	Allowance	Gross	Allowance
Collectively evaluated	245,272,297	2,174,979	16,670,291	2,673,761	10,984,759	7,597,019	272,927,347	12,445,759
Individually evaluated	-	-	-	-	6,526,561	3,733,979	6,526,561	3,733,979
Total	245,272,297	2,174,979	16,670,291	2,673,761	17,511,320	11,330,998	279,453,908	16,179,738

Schedule of significant changes in the loans and the allowance for loans losses by category
As of December 31, 2025
Commercial

	Stage1		Stage2		Stage3		Total
	Gross carrying	Allowance	Gross carrying	Allowance	Gross carrying	Allowance	Gross carrying	Allowance
In millions of COP
Balance at January 1, 2025	137,761,467	(502,037)	5,545,788	(459,510)	9,945,556	(6,297,683)	153,252,811	(7,259,230)
Reclassification to assets held for sale(1)	(12,125,138)	45,922	(1,608,363)	33,845	(2,265,986)	891,010	(15,999,487)	970,777
Transfers of financial instruments:	(1,599,937)	79,247	412,309	30,925	1,187,628	(110,172)	-	-
Transfers from stage 1 to stage 2	(1,579,903)	17,471	1,579,903	(17,471)	-	-	-	-
Transfers from stage 1 to stage 3	(551,698)	129,948	-	-	551,698	(129,948)	-	-
Transfers from stage 2 to stage 1	521,590	(36,027)	(521,590)	36,027	-	-	-	-
Transfers from stage 2 to stage 3	-	-	(798,490)	109,139	798,490	(109,139)	-	-
Transfers from stage 3 to stage 1	10,074	(32,145)	-	-	(10,074)	32,145	-	-
Transfers from stage 3 to stage 2	-	-	152,486	(96,770)	(152,486)	96,770	-	-
Remeasurement arising from transfer of stage	(576,552)	(54,986)	(212,241)	(55,034)	141,315	(1,115,161)	(647,478)	(1,225,181)
Remeasurement from remaining in the stage	(7,895,159)	30,960	(144,129)	(32,521)	(337,299)	(159,442)	(8,376,587)	(161,003)
Remeasurement due to changes in economics factors	-	(108,077)	-	817	-	2,038	-	(105,222)
Remeasurement due to changes in model inputs	-	63,096	-	59,654	-	(45,466)	-	77,284
New financial assets originated(2)	75,155,440	(183,471)	1,199,076	(153,031)	1,099,244	(697,146)	77,453,760	(1,033,648)
Financial assets that have been derecognized	(56,859,784)	154,753	(1,209,177)	91,006	(1,426,985)	1,076,378	(59,495,946)	1,322,137
Charges-off	(7,394)	480	(43,895)	21,388	(1,282,995)	1,312,416	(1,334,284)	1,334,284
Foreign Exchange and other movements	(4,952,926)	8,956	(150,346)	8,349	(121,595)	105,033	(5,224,867)	122,338
Balance at December 31, 2025	128,900,017	(465,157)	3,789,022	(454,112)	6,938,883	(5,038,195)	139,627,922	(5,957,464)
(1) The accumulated value as of December 31, 2025, includes the effects of Banistmo S.A.'s classification as asset held for sale since December 18, 2025. For more information see Note 1. Reporting Entity, Note 2.D.12 Material Accounting Policies - Assets held for sale and discontinued operations and Note 31. Discontinued Operation.
(2) Includes financial assets originated and restructured.
Consumer

	Stage1		Stage2		Stage3		Total
	Gross carrying	Allowance	Gross carrying	Allowance	Gross carrying	Allowance	Gross carrying	Allowance
In millions of COP
Balance at January 1, 2025	46,697,013	(1,370,712)	5,118,607	(1,644,274)	4,000,063	(3,482,791)	55,815,683	(6,497,777)
Reclassification to assets held for sale(1)	(4,807,840)	129,943	(776,756)	244,003	(276,624)	228,903	(5,861,220)	602,849
Transfers of financial instruments:	(1,615,302)	(93,716)	532,447	38,985	1,082,855	54,731	-	-
Transfers from stage 1 to stage 2	(1,518,885)	102,096	1,518,885	(102,096)	-	-	-	-
Transfers from stage 1 to stage 3	(927,968)	64,375	-	-	927,968	(64,375)	-	-
Transfers from stage 2 to stage 1	748,932	(184,573)	(748,932)	184,573	-	-	-	-
Transfers from stage 2 to stage 3	-	-	(468,223)	154,938	468,223	(154,938)	-	-
Transfers from stage 3 to stage 1	82,619	(75,614)	-	-	(82,619)	75,614	-	-
Transfers from stage 3 to stage 2	-	-	230,717	(198,430)	(230,717)	198,430	-	-
Remeasurement arising from transfer of stage	(361,401)	261,035	(368,351)	(102,279)	1,039,113	(3,304,618)	309,361	(3,145,862)
Remeasurement from remaining in the stage	(3,747,909)	153,169	(182,635)	151,134	(4,227)	1,762	(3,934,771)	306,065
Remeasurement due to changes in economics factors	-	(207,564)	-	(1,466)	-	3,526	-	(205,504)
Remeasurement due to changes in model inputs	-	13,396	-	(137,978)	-	10,475	-	(114,107)
New financial assets originated(2)	22,087,030	(548,952)	1,937,447	(651,351)	772,622	(636,814)	24,797,099	(1,837,117)
Financial assets that have been derecognized	(10,676,274)	291,106	(770,167)	275,579	(435,700)	372,927	(11,882,141)	939,612
Charges-off	(546,673)	49,407	(760,127)	357,949	(3,306,777)	4,206,221	(4,613,577)	4,613,577
Foreign Exchange and other movements	(1,659,764)	45,487	(133,041)	35,024	(84,083)	126,990	(1,876,888)	207,501
Balance at December 31, 2025	45,368,880	(1,277,401)	4,597,424	(1,434,674)	2,787,242	(2,418,688)	52,753,546	(5,130,763)
(1) The accumulated value as of December 31, 2025, includes the effects of Banistmo S.A.'s classification as asset held for sale since December 18, 2025. For more information see Note 1. Reporting Entity, Note 2.D.12 Material Accounting Policies - Assets held for sale and discontinued operations and Note 31. Discontinued Operation.
(2) Includes financial assets originated and restructured.
Financial Leases

	Stage1		Stage2		Stage3		Total
	Gross carrying	Allowance	Gross carrying	Allowance	Gross carrying	Allowance	Gross carrying	Allowance
In millions of COP
Balance at January 1, 2025	22,561,434	(118,828)	3,212,710	(234,230)	1,517,460	(735,214)	27,291,604	(1,088,272)
Reclassification to assets held for sale(1)	(514,783)	4,049	(20,980)	2,247	(31,870)	21,693	(567,633)	27,989
Transfers of financial instruments:	(583,172)	(19,345)	324,853	29,925	258,319	(10,580)	-	-
Transfers from stage 1 to stage 2	(895,754)	11,458	895,754	(11,458)	-	-	-	-
Transfers from stage 1 to stage 3	(110,470)	2,658	-	-	110,470	(2,658)	-	-
Transfers from stage 2 to stage 1	422,790	(33,269)	(422,790)	33,269	-	-	-	-
Transfers from stage 2 to stage 3	-	-	(316,924)	53,288	316,924	(53,288)	-	-
Transfers from stage 3 to stage 1	262	(192)	-	-	(262)	192	-	-
Transfers from stage 3 to stage 2	-	-	168,813	(45,174)	(168,813)	45,174	-	-
Remeasurement arising from transfer of stage	(48,812)	30,400	(80,891)	(48,481)	49,833	(257,550)	(79,870)	(275,631)
Remeasurement from remaining in the stage	(1,991,928)	17,943	(70,056)	14,965	(70,210)	(4,279)	(2,132,194)	28,629
Remeasurement due to changes in economics factors	-	(39,665)	-	(1,077)	-	(525)	-	(41,267)
Remeasurement due to changes in model inputs	-	9,117	-	5,909	-	(62,139)	-	(47,113)
New financial assets originated(2)	6,649,904	(18,572)	206,109	(9,975)	22,459	(11,093)	6,878,472	(39,640)
Financial assets that have been derecognized	(2,072,585)	9,456	(260,935)	16,462	(216,667)	77,107	(2,550,187)	103,025
Charges-off	(105)	4	(72,142)	71,196	(190,389)	191,436	(262,636)	262,636
Foreign Exchange and other movements	(76,563)	236	(6,351)	207	(1,513)	2,409	(84,427)	2,852
Balance at December 31, 2025	23,923,390	(125,205)	3,232,317	(152,852)	1,337,422	(788,735)	28,493,129	(1,066,792)
(1) The accumulated value as of December 31, 2025, includes the effects of Banistmo S.A.'s classification as asset held for sale since December 18, 2025. For more information see Note 1. Reporting Entity, Note 2.D.12 Material Accounting Policies - Assets held for sale and discontinued operations and Note 31. Discontinued Operation.
(2) Includes financial assets originated and restructured.
Mortgage

	Stage1		Stage2		Stage3		Total
	Gross carrying	Allowance	Gross carrying	Allowance	Gross carrying	Allowance	Gross carrying	Allowance
In millions of COP
Balance at January 1, 2025	37,076,580	(158,420)	2,701,930	(315,726)	1,963,091	(761,031)	41,741,601	(1,235,177)
Reclassification to assets held for sale(1)	(9,452,639)	34,415	(1,357,043)	90,049	(684,397)	162,164	(11,494,079)	286,628
Transfers of financial instruments:	(477,672)	(33,513)	248,173	(1,080)	229,499	34,593	-	-
Transfers from stage 1 to stage 2	(571,346)	12,468	571,346	(12,468)	-	-	-	-
Transfers from stage 1 to stage 3	(205,738)	4,973	-	-	205,738	(4,973)	-	-
Transfers from stage 2 to stage 1	298,159	(50,598)	(298,159)	50,598	-	-	-	-
Transfers from stage 2 to stage 3	-	-	(289,490)	53,061	289,490	(53,061)	-	-
Transfers from stage 3 to stage 1	1,253	(356)	-	-	(1,253)	356	-	-
Transfers from stage 3 to stage 2	-	-	264,476	(92,271)	(264,476)	92,271	-	-
Remeasurement arising from transfer of stage	(20,554)	44,968	(18,660)	(12,478)	52,712	(149,859)	13,498	(117,369)
Remeasurement from remaining in the stage	(1,338,191)	6,160	(20,607)	30,495	35,581	(91,633)	(1,323,217)	(54,978)
Remeasurement due to changes in economics factors	-	(13,278)	-	(1,704)	-	-	-	(14,982)
Remeasurement due to changes in model inputs	-	25,376	-	15,953	-	479	-	41,808
New financial assets originated(2)	8,773,202	(21,501)	111,527	(15,307)	44,135	(17,817)	8,928,864	(54,625)
Financial assets that have been derecognized	(2,362,816)	8,668	(94,631)	14,923	(127,539)	60,260	(2,584,986)	83,851
Charges-off	(1,526)	1	(423)	3	(75,448)	77,393	(77,397)	77,397
Foreign Exchange and other movements	(745,144)	769	(18,290)	576	(24,478)	8,411	(787,912)	9,756
Balance at December 31, 2025	31,451,240	(106,355)	1,551,976	(194,296)	1,413,156	(677,040)	34,416,372	(977,691)
(1) The accumulated value as of December 31, 2025, includes the effects of Banistmo S.A.'s classification as asset held for sale since December 18, 2025. For more information see Note 1. Reporting Entity, Note 2.D.12 Material Accounting Policies - Assets held for sale and discontinued operations and Note 31. Discontinued Operation.
(2) Includes financial assets originated and restructured.
Small business loans

	Stage1		Stage2		Stage3		Total
	Gross carrying	Allowance	Gross carrying	Allowance	Gross carrying	Allowance	Gross carrying	Allowance
In millions of COP
Balance at January 1, 2025	1,175,803	(24,982)	91,256	(20,021)	85,150	(54,279)	1,352,209	(99,282)
Reclassification to assets held for sale(1)	(580,125)	4,720	(48,619)	3,771	(38,067)	12,291	(666,811)	20,782
Transfers of financial instruments:	(54,800)	1,009	28,536	1,683	26,264	(2,692)	-	-
Transfers from stage 1 to stage 2	(40,405)	1,811	40,405	(1,811)	-	-	-	-
Transfers from stage 1 to stage 3	(21,187)	1,084	-	-	21,187	(1,084)	-	-
Transfers from stage 2 to stage 1	6,737	(1,845)	(6,737)	1,845	-	-	-	-
Transfers from stage 2 to stage 3	-	-	(6,062)	2,348	6,062	(2,348)	-	-
Transfers from stage 3 to stage 1	55	(41)	-	-	(55)	41	-	-
Transfers from stage 3 to stage 2	-	-	930	(699)	(930)	699	-	-
Remeasurement arising from transfer of stage	(3,107)	1,580	(8,565)	(7,429)	(8,615)	(30,397)	(20,287)	(36,246)
Remeasurement from remaining in the stage	(132,363)	3,246	(2,418)	987	(909)	309	(135,690)	4,542
Remeasurement due to changes in economics factors	-	(1,354)	-	74	-	79	-	(1,201)
Remeasurement due to changes in model inputs	-	349	-	(1,985)	-	404	-	(1,232)
New financial assets originated(2)	637,291	(25,040)	80,827	(27,711)	28,036	(19,907)	746,154	(72,658)
Financial assets that have been derecognized	(143,836)	4,721	(8,734)	3,040	(3,657)	3,182	(156,227)	10,943
Charges-off	(10,034)	729	(11,807)	5,976	(31,012)	46,148	(52,853)	52,853
Foreign Exchange and other movements	(3,155)	50	(146)	37	(182)	176	(3,483)	263
Balance at December 31, 2025	885,674	(34,972)	120,330	(41,578)	57,008	(44,686)	1,063,012	(121,236)
(1) The accumulated value as of December 31, 2025, includes the effects of Banistmo S.A.'s classification as asset held for sale since December 18, 2025. For more information see Note 1. Reporting Entity, Note 2.D.12 Material Accounting Policies - Assets held for sale and discontinued operations and Note 31. Discontinued Operation.
(2) Includes financial assets originated and restructured.
As of December 31, 2024
Commercial

	Stage1		Stage2		Stage3		Total
	Gross carrying	Allowance	Gross carrying	Allowance	Gross carrying	Allowance	Gross carrying	Allowance
In millions of COP
Balance at January 1, 2024	120,773,927	(638,095)	5,453,537	(425,470)	8,459,932	(5,226,701)	134,687,396	(6,290,266)
Transfers of financial instruments:	(1,548,717)	(13,835)	(200,399)	101,921	1,749,116	(88,086)	-	-
Transfers from stage 1 to stage 2	(1,625,193)	22,890	1,625,193	(22,890)	-	-	-	-
Transfers from stage 1 to stage 3	(1,207,431)	36,155	-	-	1,207,431	(36,155)	-	-
Transfers from stage 2 to stage 1	1,278,864	(70,018)	(1,278,864)	70,018	-	-	-	-
Transfers from stage 2 to stage 3	-	-	(633,645)	86,370	633,645	(86,370)	-	-
Transfers from stage 3 to stage 1	5,043	(2,862)	-	-	(5,043)	2,862	-	-
Transfers from stage 3 to stage 2	-	-	86,917	(31,577)	(86,917)	31,577	-	-
Remeasurement arising from transfer of stage	(537,295)	42,814	(254,631)	(33,104)	(236,667)	(1,205,996)	(1,028,593)	(1,196,286)
Remeasurement from remaining in the stage	(7,993,068)	112,459	(269,421)	38,168	29,358	(329,489)	(8,233,131)	(178,862)
Remeasurement due to changes in economics factors	-	3,800	-	(1,359)	-	109	-	2,550
Remeasurement due to changes in model inputs	-	12,929	-	(60,157)	-	28,775	-	(18,453)
New financial assets originated(1)	83,411,122	(234,532)	2,012,893	(166,762)	1,595,995	(954,919)	87,020,010	(1,356,213)
Financial assets that have been derecognized	(61,617,701)	229,467	(1,631,559)	81,976	(1,177,975)	734,137	(64,427,235)	1,045,580
Charges-off	(18,847)	872	(71,910)	24,045	(886,986)	952,826	(977,743)	977,743
Foreign Exchange and other movements	5,292,046	(17,916)	507,278	(18,768)	412,783	(208,339)	6,212,107	(245,023)
Balance at December 31, 2024	137,761,467	(502,037)	5,545,788	(459,510)	9,945,556	(6,297,683)	153,252,811	(7,259,230)
(1)Includes financial assets originated and restructured.
Consumer

	Stage1		Stage2		Stage3		Total
	Gross carrying	Allowance	Gross carrying	Allowance	Gross carrying	Allowance	Gross carrying	Allowance
In millions of COP
Balance at January 1, 2024	46,060,615	(2,672,234)	4,407,067	(1,584,505)	4,124,087	(3,460,299)	54,591,769	(7,717,038)
Transfers of financial instruments:	(3,287,690)	167,853	1,334,175	(32,948)	1,953,515	(134,905)	-	-
Transfers from stage 1 to stage 2	(2,355,931)	236,700	2,355,931	(236,700)	-	-	-	-
Transfers from stage 1 to stage 3	(1,694,306)	185,537	-	-	1,694,306	(185,537)	-	-
Transfers from stage 2 to stage 1	705,570	(207,512)	(705,570)	207,512	-	-	-	-
Transfers from stage 2 to stage 3	-	-	(572,936)	195,424	572,936	(195,424)	-	-
Transfers from stage 3 to stage 1	56,977	(46,872)	-	-	(56,977)	46,872	-	-
Transfers from stage 3 to stage 2	-	-	256,750	(199,184)	(256,750)	199,184	-	-
Remeasurement arising from transfer of stage	(322,470)	214,334	(389,162)	(153,151)	1,432,594	(4,673,940)	720,962	(4,612,757)
Remeasurement from remaining in the stage	(3,891,488)	246,406	(137,592)	(27,302)	27,126	(96,141)	(4,001,954)	122,963
Remeasurement due to changes in economics factors	-	13,782	-	8,102	-	(4,463)	-	17,421
Remeasurement due to changes in model inputs	-	370,905	-	(37,890)	-	(28,501)	-	304,514
New financial assets originated(1)	18,171,352	(503,056)	1,702,506	(592,301)	1,099,137	(970,118)	20,972,995	(2,065,475)
Financial assets that have been derecognized	(11,013,532)	597,248	(895,311)	336,485	(525,071)	422,288	(12,433,914)	1,356,021
Charges-off	(1,093,049)	266,898	(1,092,436)	502,944	(4,221,036)	5,636,679	(6,406,521)	6,406,521
Foreign Exchange and other movements	2,073,275	(72,848)	189,360	(63,708)	109,711	(173,391)	2,372,346	(309,947)
Balance at December 31, 2024	46,697,013	(1,370,712)	5,118,607	(1,644,274)	4,000,063	(3,482,791)	55,815,683	(6,497,777)
(1)Includes financial assets originated and restructured.
Financial leases

	Stage1		Stage2		Stage3		Total
	Gross carrying	Allowance	Gross carrying	Allowance	Gross carrying	Allowance	Gross carrying	Allowance
In millions of COP
Balance at January 1, 2024	22,553,128	(145,429)	3,293,100	(206,641)	1,430,829	(672,505)	27,277,057	(1,024,575)
Transfers of financial instruments:	(626,993)	(32,495)	164,252	42,979	462,741	(10,484)	-	-
Transfers from stage 1 to stage 2	(807,360)	11,270	807,360	(11,270)	-	-	-	-
Transfers from stage 1 to stage 3	(301,609)	5,217	-	-	301,609	(5,217)	-	-
Transfers from stage 2 to stage 1	476,482	(48,011)	(476,482)	48,011	-	-	-	-
Transfers from stage 2 to stage 3	-	-	(261,903)	28,911	261,903	(28,911)	-	-
Transfers from stage 3 to stage 1	5,494	(971)	-	-	(5,494)	971	-	-
Transfers from stage 3 to stage 2	-	-	95,277	(22,673)	(95,277)	22,673	-	-
Remeasurement arising from transfer of stage	(29,224)	26,927	(111,911)	(24,264)	82,688	(332,058)	(58,447)	(329,395)
Remeasurement from remaining in the stage	(2,030,801)	1,024	(36,408)	6,618	(48,471)	19,994	(2,115,680)	27,636
Remeasurement due to changes in economics factors	-	388	-	(1,315)	-	3,278	-	2,351
Remeasurement due to changes in model inputs	-	33,405	-	(39,054)	-	(19,599)	-	(25,248)
New financial assets originated(1)	4,685,664	(16,709)	265,140	(61,525)	43,177	(26,867)	4,993,981	(105,101)
Financial assets that have been derecognized	(2,161,635)	14,818	(369,040)	13,130	(232,037)	116,203	(2,762,712)	144,151
Charges-off	(2,309)	116	(626)	38,690	(225,704)	189,833	(228,639)	228,639
Foreign Exchange and other movements	173,604	(873)	8,203	(2,848)	4,237	(3,009)	186,044	(6,730)
Balance at December 31, 2024	22,561,434	(118,828)	3,212,710	(234,230)	1,517,460	(735,214)	27,291,604	(1,088,272)
(1)Includes financial assets originated and restructured.
Mortgage

	Stage1		Stage2		Stage3		Total
	Gross carrying	Allowance	Gross carrying	Allowance	Gross carrying	Allowance	Gross carrying	Allowance
In millions of COP
Balance at January 1, 2024	32,210,648	(184,915)	2,628,654	(284,921)	1,411,106	(553,370)	36,250,408	(1,023,206)
Transfers of financial instruments:	(530,580)	(63,741)	(110,527)	65,658	641,107	(1,917)	-	-
Transfers from stage 1 to stage 2	(1,054,660)	17,932	1,054,660	(17,932)	-	-	-	-
Transfers from stage 1 to stage 3	(388,239)	7,709	-	-	388,239	(7,709)	-	-
Transfers from stage 2 to stage 1	911,038	(89,109)	(911,038)	89,109	-	-	-	-
Transfers from stage 2 to stage 3	-	-	(575,585)	77,114	575,585	(77,114)	-	-
Transfers from stage 3 to stage 1	1,281	(273)	-	-	(1,281)	273	-	-
Transfers from stage 3 to stage 2	-	-	321,436	(82,633)	(321,436)	82,633	-	-
Remeasurement arising from transfer of stage	(46,383)	71,166	(34,361)	(69,232)	58,849	(197,427)	(21,895)	(195,493)
Remeasurement from remaining in the stage	(1,500,100)	146	(28,254)	(50,026)	(14,983)	(92,113)	(1,543,337)	(141,993)
Remeasurement due to changes in economics factors	-	(655)	-	232	-	-	-	(423)
Remeasurement due to changes in model inputs	-	35,570	-	38,196	-	(59,346)	-	14,420
New financial assets originated(1)	7,250,404	(24,146)	89,441	(15,434)	38,103	(15,032)	7,377,948	(54,612)
Financial assets that have been derecognized	(2,219,679)	13,232	(88,540)	12,205	(114,124)	47,832	(2,422,343)	73,269
Charges-off	(3,221)	263	(2,019)	1,789	(138,645)	141,833	(143,885)	143,885
Foreign Exchange and other movements	1,915,491	(5,340)	247,536	(14,193)	81,678	(31,491)	2,244,705	(51,024)
Balance at December 31, 2024	37,076,580	(158,420)	2,701,930	(315,726)	1,963,091	(761,031)	41,741,601	(1,235,177)
(1)Includes financial assets originated and restructured.
Small business loans

	Stage1		Stage2		Stage3		Total
	Gross carrying	Allowance	Gross carrying	Allowance	Gross carrying	Allowance	Gross carrying	Allowance
In millions of COP
Balance at January 1, 2024	774,571	(55,230)	260,303	(34,865)	110,143	(77,923)	1,145,017	(168,018)
Transfers of financial instruments:	48,693	4,363	(90,096)	465	41,403	(4,828)	-	-
Transfers from stage 1 to stage 2	(32,175)	5,260	32,175	(5,260)	-	-	-	-
Transfers from stage 1 to stage 3	(26,237)	3,577	-	-	26,237	(3,577)	-	-
Transfers from stage 2 to stage 1	106,886	(4,362)	(106,886)	4,362	-	-	-	-
Transfers from stage 2 to stage 3	-	-	(22,854)	3,333	22,854	(3,333)	-	-
Transfers from stage 3 to stage 1	219	(112)	-	-	(219)	112	-	-
Transfers from stage 3 to stage 2	-	-	7,469	(1,970)	(7,469)	1,970	-	-
Remeasurement arising from transfer of stage	(8,293)	2,046	(11,218)	(35)	2,245	(59,190)	(17,266)	(57,179)
Remeasurement from remaining in the stage	(119,140)	13,134	(1,716)	9,558	(4,671)	(1,179)	(125,527)	21,513
Remeasurement due to changes in economics factors	-	549	-	103	-	(52)	-	600
Remeasurement due to changes in model inputs	-	9,603	-	(169)	-	(740)	-	8,694
New financial assets originated(1)	774,418	(15,290)	42,211	(6,973)	18,044	(12,363)	834,673	(34,626)
Financial assets that have been derecognized	(323,208)	12,414	(120,903)	5,663	(27,026)	16,366	(471,137)	34,443
Charges-off	(19,210)	3,952	(19,407)	7,670	(60,507)	87,502	(99,124)	99,124
Foreign Exchange and other movements	47,972	(523)	32,082	(1,438)	5,519	(1,872)	85,573	(3,833)
Balance at December 31, 2024	1,175,803	(24,982)	91,256	(20,021)	85,150	(54,279)	1,352,209	(99,282)
(1)Includes financial assets originated and restructured.

For more information, see RISK MANAGEMENT in the credit risk section.